Liquidity and Financial Condition	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Liquidity and Financial Condition [Abstract]
Liquidity and Financial Condition
2.	Liquidity and Financial Condition

On October 15, 2015, the Company filed a voluntary petition for relief under Chapter 11 of Title 11 of the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”). On June 3, 2016, the United States Bankruptcy Court for the Southern District of New York confirmed the Company’s plan of reorganization (the “Plan”). The Plan became effective on June 30, 2016 (the “Effective Date”).

Through March 31, 2017 the Company has incurred an accumulated deficit of $1,996,906. At March 31, 2017, the Company had a cash balance of $307,304 and a short-term investment of approximately $30,000.

In the Company’s Annual Report on Form 10-K for the year ended December 31, 2016, the Company’s independent registered public accounting firm, Whitley Penn, LLP, issued a report stating that the Company’s significant operating losses and current level of cash raise substantial doubt about the Company’s ability to continue as a going concern

The current level of cash and operating margins are not enough to cover the existing fixed and variable obligations of the Company, so increased revenue performance and the addition of capital through issuances of securities are critical to the Company’s success. At May 4, 2017, the Company had a cash balance of approximately $169,900. The Company expects that through the next eighteen months, the capital requirements to fund the Company’s growth will consume all of the cash flows that it expects to generate from its operations, as well as any proceeds of any other issuances of senior convertible debt securities. The Company further expects that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit from operations will not generate sufficient funds to cover expected operating costs. Accordingly, the Company requires further external funding to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company’s plans will materialize or that the Company will be successful in funding estimated cash shortfalls through additional debt or equity capital and through the cash generated by the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon it being able to secure an adequate amount of debt or equity capital to meet its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and the current capital raising environment.

Since inception, the Company’s operations have primarily been funded through proceeds from equity and debt financings and sales activity. Although management believes that the Company has access to capital resources, there are currently no commitments in place for additional financing, and there is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.

Since the Company’s inception, it has generated revenues from SG Block sales, engineering services, and project management.

On October 15, 2015, the Company, as borrower, and its subsidiaries, as guarantors, entered into a Debtor in Possession Credit Agreement (the “DIP Credit Agreement” and the loans thereunder, the “DIP Loan”) with Hillair Capital Investments L.P. (“HCI”), and, as a condition to the making of the DIP Loan, the Company and its subsidiaries entered into a Senior Security Agreement (the “DIP Security Agreement” and together with the DIP Credit Agreement and the other documents entered into in connection therewith, the “DIP Facility”), also dated as of October 15, 2015, with Hillair Capital Management LLC (“HCM”) pursuant to which SGB and its subsidiaries granted HCM a first priority security interest in all of their respective assets for the benefit of HCI. The DIP Loan had a maximum principal amount of $600,000, bore interest at a rate of 12% and was due and payable upon the earlier to occur of April 15, 2016 or other dates specified in the DIP Credit Agreement, and required the Company to pay a collateral fee of $25,000. The DIP Loan became due on April 15, 2016 but was not repaid until the Effective Date as described below. The funds advanced under the DIP Facility were used by the Company to fund its operation during the bankruptcy proceeding, including payment of professional fees and expenses. On the Effective Date and in accordance with the Plan, the DIP Facility was repaid in full and the related DIP Credit Agreement was terminated.

Prior to the Effective Date, SGB was authorized to issue: (i) 300,000,000 shares of common stock, par value $0.01 (the “Former Common Stock”) of which 42,918,927 shares were issued and outstanding as of June 29, 2016; and (ii) 5,000,000 shares of preferred stock, par value $0.01 (the “Former Preferred Stock”), none of which were issued and outstanding prior to the Effective Date.

On the Effective Date, and pursuant to the terms of the Plan, the Company entered into a Securities Purchase Agreement, dated June 30, 2016 (the “2016 SPA”), pursuant to which the Company sold for a subscription price of $2,000,000 a 12% Original Issue Discount Senior Secured Convertible Debenture to HCI in the principal amount of $2,500,000, with a maturity date of June 30, 2018 (the “Exit Facility”). The Exit Facility is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock (as defined below) at a ratio of 1 share for every $3.75 of debt. Pursuant to that certain Subsidiary Guarantee Agreement, effective as of the Effective Date (the “Guarantee Agreement”), by SG Building in favor of HCI, SG Building unconditionally guaranteed (the “Guarantee”) the obligations and indebtedness owed to HCI under the Exit Facility which Guarantee is secured by a first-priority lien and security interest on all of the Guarantor’s assets. The Exit Facility and SG Building’s obligations under the Guarantee are secured by a first-priority lien and security interest on all of the Company’s and SG Building’s assets pursuant to that certain Security Agreement, dated as of the Effective Date, by and between the Company, SG Building and HCI (the “Security Agreement”). The Exit Facility was used (i) to make a one hundred percent (100%) distribution for payment of unsecured claims in accordance with the Plan, (ii) to pay all costs of the administration of SGB’s bankruptcy, (iii) to pay all amounts owed under the DIP Facility and (iv) for general working capital purposes of the Company. As of December 31, 2016, in accordance with the Plan, 100% of the unsecured claims have been paid as well as the amount owed under the DIP Facility.

On November 17, 2016, the Company entered into a Securities Purchase Agreement with HCI, for which the Company sold for a subscription price of $750,000, a 12% Original Issued Discount Senior Secured Convertible Debenture to HCI in the amount of $937,500, with a maturity date of June 30, 2018 (the “November 2016 Debenture”). The November 2016 Debenture is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock at a ratio of 1 share for every $3.75 of debt.

On the Effective Date, all previously issued and outstanding shares of the Former Common Stock were deemed discharged, cancelled and extinguished, and, pursuant to the Plan, SGB issued, in the aggregate, 163,901 shares of common stock, par value $0.01 (the “New Common Stock”), to the holders of Former Common Stock, representing 7.5% of SGB’s issued and outstanding New Common Stock, after taking into account full exercise of the Management Options (as defined below) and conversion of the New Preferred Stock (as defined below) but prior to any conversion of the Exit Facility, as of the Effective Date. Further, under the Plan, upon the Effective Date certain members of the Company’s management were entitled to receive options (“Management Options”) to acquire an aggregate of 10%, or approximately 218,384 shares, of SGB’s New Common Stock, on a fully diluted basis, assuming conversion of all of the New Preferred Stock but not the Exit Facility. On October 26, 2016, SGB authorized the Management Options to be issued.

On the Effective Date, pursuant to the terms of the Plan and the Company’s Amended and Restated Certificate of Incorporation, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designations of Convertible Preferred Stock, designating 5,405,010 shares of preferred stock, par value $1.00 (the “New Preferred Stock”). On the Effective Date and pursuant to the Plan, each Prepetition Loan Document, as defined in the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on July 7, 2016, was cancelled and the holders of debt thereunder received one share of the New Preferred Stock for each dollar owed by the Company thereunder. The New Preferred Stock is convertible into New Common Stock on a 1:1 basis and, if converted on the Effective Date, would convert into 82.5% of the New Common Stock issued and outstanding on the Effective Date, after taking into account shares of New Common Stock issued to holders of the Former Common Stock and the exercise of the Management Options but prior to any conversion of the Exit Facility. On the Effective Date, HCI received 1,117,480 shares of the Company’s preferred stock which is convertible into 1,117,480 shares of the Company’s common stock.

Also, all general unsecured claims received a distribution of one hundred percent of its allowed claim, plus post-petition interest calculated at the Federal judgment rate, payable as follows: fifty percent on the Effective Date, twenty five percent at the conclusion of the next full fiscal quarter after the Effective Date and the remaining twenty five percent, plus any post-petition interest owed, at the conclusion of the second full fiscal quarter after the Effective Date. These claims have been identified as subject to compromise on the balance sheet.

Upon the Company’s emergence from Chapter 11 bankruptcy, the Company adopted fresh start accounting, pursuant to the Financial Accounting Standards Board (“FASB”) ASC 852, “Reorganizations”, and applied the provisions thereof to its financial statements. The Company qualified for fresh start accounting because (i) the holders of existing voting shares of the pre-emergence debtor-in-possession, referred to herein to as the “Predecessor” or “Predecessor Company,” received less than 50% of the voting shares of the post-emergence successor entity, which we refer to herein as the “Successor” or “Successor Company” and (ii) the reorganization value of the Company’s assets immediately prior to confirmation was less than the post-petition liabilities and allowed claims. The Company applied fresh start accounting on June 30, 2016 when it emerged from bankruptcy protection. Adopting fresh start accounting results in a new reporting entity for financial reporting purposes with no beginning retained earnings or deficit. The cancellation of all existing shares outstanding on the Effective Date and issuance of new shares of the Successor Company caused a related change of control of the Company under ASC 852. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company's assets before considering liabilities. As a result of the application of fresh start accounting, as well as the effects of the implementation of the Plan, the Consolidated Financial Statements on or after June 30, 2016 are not comparable with the Consolidated Financial Statements prior to that date. References to “Successor” or “Successor Company” relate to the financial position and results of operations of the reorganized Company subsequent to June 30, 2016. References to “Predecessor” or “Predecessor Company” refer to the financial position and results of operations of the Company prior to June 30, 2016.

Reorganization Value. Reorganization value represents the fair value of the Successor Company’s net assets and is intended to approximate the amount a willing buyer would pay for the net assets immediately after restructuring. Under fresh start accounting, we allocated the reorganization value to our individual assets and liabilities based on their estimated fair values.

A discounted cash flow (“DCF”) analysis was performed based on budgeted performance for third and fourth fiscal quarters of 2016, and forecasted performance for 2017 through 2020. The DCF analysis also included a terminal value at the end of the forecast period (e.g., after 3.5 years). The terminal value was derived using a Gordon Growth model, which capitalizes the terminal year cash flow at a rate of 5%. The DCF included a 40% tax rate and the use of the Company’s exiting net operating loss carry-forward.

The discount rate employed in the DCF model was approximately 36.73%. This discount rate is within the range of discount rates cited in the relevant accounting guidance for second- and third-stage venture companies,

The identified separable intangible assets included proprietary technology and knowledge, and customer contacts. These were valued through identification of the specific cash flows attributable to each asset, and using a discount rate of 30% in each case. The proprietary technology and knowledge was valued at $2,766,000 using a royalty savings method over the expected 20-year life of the asset. This method recognizes that ownership of intellectual property relieves the owner from having to pay a royalty to another party for its use. The customer relationships were valued in aggregate at $1,113,000 using a multi-period excess earnings method (MPEEM) over a period of 2.5 years. In this analysis, signed customer contracts, probability-weighted renewals, and the gross margins of each contract were identified. Other operating expenses, and charges for the use of contributory assets, were applied to derive the expected cash flows due to these contracts.

The residual goodwill amount is the result of the aforementioned enterprise value, less the value of these identified intangible assets, less the value of net working capital and fixed assets, and as adjusted for deferred taxes resulting from the fresh start accounting.

Our reorganization value is derived from an estimate of enterprise value. Enterprise value represents the estimated fair value of an entity’s long term debt and stockholders’ equity. In support of the Plan, the enterprise value of the Successor Company was estimated to be approximately $8,551,528. The valuation analysis was prepared using financial information and financial projections and applying standard valuation techniques and including risked net asset value analysis.

The Company identified an embedded derivative related to the convertible option feature included in the convertible debentures. The accounting treatment of derivative financial instruments requires the Company to bifurcate and fair value the derivative as of the inception date of the convertible debentures and to fair value the derivative as of each subsequent reporting date. Upon issuance of the convertible debentures on June 30, 2016, the Company received net proceeds of $1,319,001, net of the payoff of $600,000 debtor-in-possession financing and $35,848 in interest expense on such financing, recorded a discount of $500,000, reimbursed HCI for $45,151 of reorganization costs paid by HCI, and recognized a derivative financial instrument approximating $394,460. After these adjustments, the Company’s debt was $1,605,540. The difference between the $2,500,000 face amount and the discounts recorded is being amortized over two years, the current expected life of the debt. The fair value of the convertible options was estimated using a Black-Scholes pricing model with the following assumptions: stock price of $3.00; strike price of $3.75; expected volatility of 48.8%; risk free interest rate of 0.58%; and expiration date of two years. The fair value of these convertible options was estimated using Level 3 inputs.

The adjustments set forth in the following condensed consolidated balance sheet reflect the effect of the consummation of the transactions contemplated by the Plan (reflected in the column “Reorganization Adjustments”) as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column “Fresh Start Adjustments”). The explanatory notes highlight methods used to determine fair values or other amounts of the assets and liabilities as well as significant assumptions.

The following table reflects the preliminary reorganization and application of ASC 852 on our condensed consolidated balance sheet as of June 30, 2016 (the date of emergence):

	Predecessor Company	Reorganization Adjustments		Fresh Start Adjustments		Successor Company
	(Unaudited)
Assets

Current assets:
Cash and cash equivalents	$-	$955,803	(1)	$-		$955,803
Short-term investment	30,011	-		-		30,011
Accounts receivable, net	190,893	-		-		190,893
Prepaid expenses	28,589	-		-		28,589
Inventory	40,170	-		-		40,170
Total current assets	289,663	955,803		-		1,245,466
Equipment, net	5,600	-		-		5,600
Security deposit	1,200	-		-		1,200
Goodwill	-	-		4,162,173	(7)	4,162,173
Intangible assets	-	-		3,879,000	(7)	3,879,000

Totals	$296,463	$955,803		$8,041,173		$9,293,439

Liabilities and Stockholders’ Equity (Deficit)

Current liabilities:
Accounts payable and accrued expenses	$487,699	$(212,219	)(2)	$-		$275,480
Accounts payable and accrued expenses – subject to compromise	120,325	(86,612	)(2)	-		33,713
Accrued interest, related party – subject to compromise	43,301	(16,801	)(2)	-		26,500
Accrued interest	173,147	(173,147	)(2)	-		-
Related party accounts payable and accrued expenses – subject to compromise	370,151	(163,522	)(2)	-		206,629
Related party notes payable – secured claim	73,500	-		-		73,500
Convertible debentures, net of discounts	5,405,010	(5,405,010	)(3)	-		-
Billings in excess of costs and estimated earnings on uncompleted contracts	42,674	-		-		42,764
Deferred revenue	83,415	-		-		83,415
Convertible option liabilities	-	394,460	(4)	-		394,460
Total current liabilities	6,799,222	(5,662,851)		-		1,136,371
Debtor in possession financing	600,000	(600,000	)(4)	-		-
Convertible debentures, net of discounts	-	1,605,540	(4)	-		1,605,540
Total liabilities	7,399,222	(4,657,311)		-		2,741,911

Commitments and Contingencies

Stockholders’ equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,010 shares authorized; 5,405,010 issued and outstanding at June 30, 2016	-	1,801,670	(3)	-		1,801,670
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2015	-	-		-		-
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,901 issued and outstanding at June 30, 2016	-	1,639	(5)	-		1,639
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015	429,189	(429,189	)(5)	-		-
Successor additional paid-in capital	-	3,561,463	(3)(6)	1,186,756	(7)	4,748,219
Predecessor additional paid-in capital	7,290,829	-		(7,290,829	)(7)	-
Accumulated deficit	(14,822,777)	677,531		14,145,246	(7)	-
Total stockholders’ equity (deficit)	(7,102,759)	5,613,114		8,041,173		6,551,528

Totals	$296,463	$955,803		$8,041,173		$9,293,439

Reorganization Adjustments

1.	Reflects the net cash payments recorded as of the Effective Date from implementation of the Plan:

Sources:
Net proceeds from Exit Facility	$1,319,001
Total sources	1,319,001
Uses:
Predecessor accounts payable and accrued expenses paid upon emergence	185,979
Other payments made upon emergence	177,219
Total uses	363,198
Net Sources	$955,803

2.	Reflects the settlement of accounts payable and accrued expenses upon our emergence from bankruptcy, as well as payments made on the Effective Date.
3.	Reflects the conversion of Convertible Debentures to Preferred Stock.
4.	Reflects the Convertible Debentures.
5.	Reflects the cancellation of Former Common Stock and the issuance of New Common Stock.
6.	Reorganization adjustment.

Fresh Start Adjustments

7.	Reflects the recognition of goodwill, intangible assets and the cumulative impact of fresh-start adjustments.

Reorganization Items

Reorganization items represent amounts incurred subsequent to the bankruptcy filing as a direct result of the filing of the Chapter 11 cases and are comprised of the following:

Predecessor For the Three Months Ended March 31, 2016
Legal and professional fees	$91,654

2.	Liquidity and Financial Condition

On October 15, 2015, the Company filed a voluntary petition for relief under Chapter 11 of Title 11 of the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”). On June 3, 2016, the United States Bankruptcy Court for the Southern District of New York confirmed the Company’s plan of reorganization (the “Plan”). The Plan became effective on June 30, 2016 (the “Effective Date”).

Through December 31, 2016, the Company has incurred an accumulated deficit of $1,306,576. At December 31, 2016, the Company had a cash balance of $549,100 and a short-term investment of approximately $30,000.

The current level of cash and operating margins are not enough to cover the existing fixed and variable obligations of the Company, so increased revenue performance and the addition of capital through issuances of securities are critical to the Company’s success. At February 17, 2017, the Company had a cash balance of approximately $424,000. The Company expects that through the next eighteen months, the capital requirements to fund the Company’s growth will consume all of the cash flows that it expects to generate from its operations, as well as any proceeds of any other issuances of senior convertible debt securities. The Company further expects that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit from operations will not generate sufficient funds to cover expected operating costs. Accordingly, the Company requires further external funding to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company’s plans will materialize or that the Company will be successful in funding estimated cash shortfalls through additional debt or equity capital and through the cash generated by the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon it being able to secure an adequate amount of debt or equity capital to meet its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and the current capital raising environment.

Since inception, the Company’s operations have primarily been funded through proceeds from equity and debt financings and sales activity. Although management believes that the Company has access to capital resources, there are currently no commitments in place for additional financing, and there is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all.

These factors, among others, raise substantial doubt about the Company's ability to continue as a going concern.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.

Since the Company’s inception, it has generated revenues from SG Block sales, engineering services, and project management.

On the Effective Date, the Plan became effective and the Company emerged from bankruptcy.

On October 15, 2015, the Company, as borrower, and its subsidiaries, as guarantors, entered into a Debtor in Possession Credit Agreement (the “DIP Credit Agreement” and the loans thereunder, the “DIP Loan”) with Hillair Capital Investments L.P. (“HCI”), and, as condition to the making of the DIP Loan, the Company and its subsidiaries entered into a Senior Security Agreement (the “DIP Security Agreement” and together with the DIP Credit Agreement and the other documents entered into in connection therewith, the “DIP Facility”), also dated as of October 15, 2015, with Hillair Capital Management LLC (“HCM”) pursuant to which SGB and its subsidiaries granted HCM a first priority security interest in all of their respective assets for the benefit of HCI. The DIP Loan had a maximum principal amount of $600,000, bore interest at a rate of 12% and was due and payable upon the earlier to occur of April 15, 2016 or other dates specified in the DIP Credit Agreement, and required the Company to pay a collateral fee of $25,000. The DIP Loan became due on April 15, 2016 but was not repaid until the Effective Date as described below. The funds advanced under the DIP Facility were used by the Company to fund its operation during the Bankruptcy Proceeding, including payment of professional fees and expenses. On the Effective Date and in accordance with the Plan, the DIP Facility was repaid in full and the related DIP Credit Agreement was terminated.

Prior to the Effective Date, SGB was authorized to issue: (i) 300,000,000 shares of common stock, par value $0.01 (the “Former Common Stock”) of which 42,918,927 shares were issued and outstanding as of June 29, 2016; and (ii) 5,000,000 shares of preferred stock, par value $0.01 (the “Former Preferred Stock”), none of which was issued and outstanding prior to the Effective Date.

On the Effective Date, and pursuant to the terms of the Plan, the Company entered into a Securities Purchase Agreement, dated June 30, 2016 (the “2016 SPA”), pursuant to which the Company sold for a subscription price of $2,000,000 a 12% Original Issue Discount Senior Secured Convertible Debenture to HCI in the principal amount of $2,500,000, with a maturity date of June 30, 2018 (the “Exit Facility”). The Exit Facility is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock (as defined below) at a ratio of 1 share for every $3.75 of debt. Pursuant to that certain Subsidiary Guaranty Agreement, effective as of the Effective Date (the “Guarantee Agreement”), by SG Building in favor of HCI, SG Building unconditionally guaranteed (the “Guarantee”) the obligations and indebtedness owed to HCI under the Exit Facility and the Guarantee is secured by a first-priority lien and security interest on all of the Guarantor’s assets. The Exit Facility and SG Building’s obligations under the Guarantee are secured by a first-priority lien and security interest on all of the Company’s and SG Building’s assets pursuant to that certain Security Agreement, dated as of the Effective Date, by and between the Company, SG Building and HCI (the “Security Agreement”). The Exit Facility was used (i) to make a one hundred percent (100%) distribution for payment of unsecured claims in accordance with the Plan, (ii) to pay all costs of the administration of SGB’s Bankruptcy, (iii) to pay all amounts owed under the DIP Facility and (iv) for general working capital purposes of the Company. As of December 31, 2016, in accordance with the Plan, 100% of the unsecured claims have been paid as well as amount owed under the DIP Facility.

On November 17, 2016, the Company entered into a Securities Purchase Agreement with HCI, for which the Company sold for a subscription price of $750,000, a 12% Original Issued Discount Senior Secured Convertible Debenture to HCI in the amount of $937,500, with a maturity date of June 30, 2018 (the November Debenture). The November Debenture is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock at a ratio of 1 share for every $3.75 of debt.

On the Effective Date, all previously issued and outstanding shares of the Former Common Stock were deemed discharged, cancelled and extinguished, and, pursuant to the Plan, SGB issued, in the aggregate, 163,788 shares of common stock, par value $0.01 (the “New Common Stock”), to the holders of Former Common Stock, representing 7.5% of SGB’s issued and outstanding New Common Stock, after taking into account full exercise of the Management Options (as defined below) and conversion of the New Preferred Stock (as defined below) but prior to any conversion of the Exit Facility, as of the Effective Date. Further, under the Plan, upon the Effective Date certain members of the Company’s management were entitled to receive options (“Management Options”) to acquire an aggregate of 10%, or approximately 218,384 shares, of SGB’s New Common Stock, on a fully diluted basis, assuming conversion of all of the New Preferred Stock but not the Exit Facility. On October 26, 2016, SGB authorized the Management Options to be issued.

On the Effective Date, pursuant to the terms of the Plan and the Company’s Amended and Restated Certificate of Incorporation, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designations of Convertible Preferred Stock, designating 5,405,010 shares of preferred stock, par value $1.00 (the “New Preferred Stock”). On the Effective Date and pursuant to the Plan, each Prepetition Loan Document was cancelled and the holders of debt thereunder received one share of the New Preferred Stock for each dollar owed by the Company thereunder. The New Preferred Stock is convertible into New Common Stock on a 1:3 basis and, if converted on the Effective Date, would convert into 82.5% of the New Common Stock issued and outstanding on the Effective Date, after taking into account shares of New Common Stock issued to holders of the Former Common Stock and the exercise of the Management Options but prior to any conversion of the Exit Facility. On the Effective Date, HCI received 1,117,480 shares of the Company’s preferred stock which is convertible into 1,117,480 shares of the Company’s common stock. Since each share of the Company’s preferred stock is able to vote on an as converted basis, HCI effectively has a controlling interest in the Company of 51.17% on an as converted basis. As of December 31, 2016, the potential controlling interest percentage has not changed.

Also, all general unsecured claims received a distribution of one hundred percent of its allowed claim, plus post-petition interest calculated at the Federal judgment rate, payable as follows: fifty percent on the Effective Date, twenty five percent at the conclusion of the next full fiscal quarter after the Effective Date and the remaining twenty five percent, plus any post-petition interest owed, at the conclusion of the second full fiscal quarter after the Effective Date. These claims have been identified as subject to compromise on the balance sheet.

Upon the Company's emergence from Chapter 11 bankruptcy, the Company adopted fresh start accounting, pursuant to the Financial Accounting Standards Board (“FASB”) ASC 852, “Reorganizations”, and applied the provisions thereof to its financial statements. The Company qualified for fresh start accounting because (i) the holders of existing voting shares of the pre-emergence debtor-in-possession, referred to herein to as the “Predecessor” or “Predecessor Company,” received less than 50% of the voting shares of the post-emergence successor entity, which we refer to herein as the “Successor” or “Successor Company” and (ii) the reorganization value of the Company's assets immediately prior to confirmation was less than the post-petition liabilities and allowed claims. The Company applied fresh start accounting on June 30, 2016 when it emerged from bankruptcy protection. Adopting fresh start accounting results in a new reporting entity for financial reporting purposes with no beginning retained earnings or deficit. The cancellation of all existing shares outstanding on the Effective Date and issuance of new shares of the Successor Company caused a related change of control of the Company under ASC 852. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company's assets before considering liabilities. As a result of the application of fresh start accounting, as well as the effects of the implementation of the Plan, the Consolidated Financial Statements on or after June 30, 2016 are not comparable with the Consolidated Financial Statements prior to that date. References to “Successor” or “Successor Company” relate to the financial position and results of operations of the reorganized Company subsequent to June 30, 2016. References to “Predecessor” or “Predecessor Company” refer to the financial position and results of operations of the Company prior to June 30, 2016.

Reorganization value represents the fair value of the Successor Company’s net assets and is intended to approximate the amount a willing buyer would pay for the net assets immediately after restructuring. Under fresh start accounting, we allocated the reorganization value to our individual assets and liabilities based on their estimated fair values. Our reorganization value is derived from an estimate of enterprise value. Enterprise value represents the estimated fair value of an entity’s long term debt and shareholders’ equity. In support of the Plan, the enterprise value of the Successor Company was estimated to be approximately $8,551,528. The valuation analysis was prepared using financial information and financial projections and applying standard valuation techniques and including risked net asset value analysis.

The Company identified an embedded derivative related to the convertible option feature included in the convertible debentures. The accounting treatment of derivative financial instruments requires the Company to bifurcate and fair value the derivative as of the inception date of the convertible debentures and to fair value the derivative as of each subsequent reporting date. Upon issuance of the convertible debentures on June 30, 2016, the Company received net proceeds of $1,319,001, net of the payoff of $600,000 debtor-in-possession financing and $35,848 in interest expense on such financing, recorded a discount of $500,000, reimbursed HCI for $45,151 of reorganization costs paid by HCI, and recognized a derivative financial instrument approximating $394,460. After these adjustments, the Company’s debt was $1,605,540. The difference between the $2,500,000 face amount and the discounts recorded is being amortized over two years, the current expected life of the debt. The fair value of the convertible options was estimated using a Black-Scholes pricing model with the following assumptions: stock price of $3.00; strike price of $3.75; expected volatility of 48.8%; risk free interest rate of 0.58%; expiration date of two years. The fair value of these convertible options was estimated using Level 3 inputs.

The adjustments set forth in the following condensed consolidated balance sheet reflect the effect of the consummation of the transactions contemplated by the Plan (reflected in the column “Reorganization Adjustments”) as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column “Fresh Start Adjustments”). The explanatory notes highlight methods used to determine fair values or other amounts of the assets and liabilities as well as significant assumptions.

The following table reflects the reorganization and application of ASC 852 on our condensed consolidated balance sheet as of June 30, 2016:

	Predecessor Company	Reorganization Adjustments		Fresh Start Adjustments		Successor Company
	(Unaudited)
Assets

Current assets:
Cash and cash equivalents	$-	$955,803	(1)	$-		$955,803
Short-term investment	30,011	-		-		30,011
Accounts receivable, net	190,893	-		-		190,893
Prepaid expenses	28,589	-		-		28,589
Inventory	40,170	-		-		40,170
Total current assets	289,663	955,803		-		1,245,466
Equipment, net	5,600	-		-		5,600
Security deposit	1,200	-		-		1,200
Goodwill	-	-		4,162,173	(7)	4,162,173
Intangible assets	-	-		3,879,000	(7)	3,879,000

Totals	$296,463	$955,803		$8,041,173		$9,293,439

Liabilities and Stockholders’ Equity (Deficit)

Current liabilities:
Accounts payable and accrued expenses	$487,699	$(212,219	)(2)	$-		$275,480
Accounts payable and accrued expenses – subject to compromise	120,325	(86,612	)(2)	-		33,713
Accrued interest, related party – subject to compromise	43,301	(16,801	)(2)	-		26,500
Accrued interest	173,147	(173,147	)(2)	-		-
Related party accounts payable and accrued expenses – subject to compromise	370,151	(163,522	)(2)	-		206,629
Related party notes payable – secured claim	73,500	-		-		73,500
Convertible debentures, net of discounts	5,405,010	(5,405,010	)(3)	-		-
Billings in excess of costs and estimated earnings on uncompleted contracts	42,674	-		-		42,764
Deferred revenue	83,415	-		-		83,415
Convertible option liabilities	-	394,460	(4)	-		394,460
Total current liabilities	6,799,222	(5,662,851)		-		1,136,371
Debtor in possession financing	600,000	(600,000	)(4)	-		-
Convertible debentures, net of discounts	-	1,605,540	(4)	-		1,605,540
Total liabilities	7,399,222	(4,657,311)		-		2,741,911

Commitments and Contingencies

Stockholders’ equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016	-	1,801,670	(3)	-		1,801,670
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2015	-	-		-		-
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30, 2016	-	1,638	(5)	-		1,638
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015	429,189	(429,189	)(5)	-		-
Successor additional paid-in capital	-	3,561,464	)(3)(6)	1,186,756	(7)	4,748,220
Predecessor additional paid-in capital	7,290,829	-		(7,290,829	)(7)	-
Accumulated deficit	(14,822,777)	677,531		14,145,246	(7)	-
Total stockholders’ equity (deficit)	(7,102,759)	5,613,114		8,041,173		6,551,528
Totals	$296,463	$955,803		$8,041,173		$9,293,439

Reorganization Adjustments

1.	Reflects the net cash payments recorded as of the Effective Date from implementation of the Plan:

Sources:
Net proceeds from Exit Facility	$1,319,001
Total sources	1,319,001
Uses:
Predecessor accounts payable and accrued expenses paid upon emergence	185,979
Other payments made upon emergence	177,219
Total uses	363,198
Net Sources	$955,803

2.	Reflects the settlement of accounts payable and accrued expenses upon Emergence, as well as payments made on the Effective Date.
3.	Reflects the conversion of Convertible Debentures to Preferred Stock.
4.	Reflects the Convertible Debentures.
5.	Reflects the cancellation of predecessor common stock and the issuance of successor common stock.
6.	Reorganization adjustment.

Fresh Start Adjustments

7.	Reflects the recognition of goodwill, intangible assets and the cumulative impact of fresh-start adjustments.

Reorganization Items

Reorganization items represent amounts incurred subsequent to the bankruptcy filing as a direct result of the filing of the Chapter 11 Cases and are comprised of the following:

	Successor For the Six Months Ended December 31, 2016	Predecessor For the Six Months Ended June 30, 2016
Legal and professional fees	$(110,768)	$(171,893)
Net gain on reorganization items	-	713,379
Reorganization items, net	$(110,768)	$541,486